Annual Fund Operating Expenses - ETF - Vanguard Russell 2000 Growth Index Fund - ETF Shares	Dec. 17, 2021
Operating Expenses:
Management Fees	0.13%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.15%